Fees Summary	Aug. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 142,716,000.00
Previously Paid Amount	0.00
Total Fee Amount	21,849.82
Total Offset Amount	0.00
Net Fee	$ 21,849.82